Employee Benefits - Costs by Plans (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 61	$ 72
Amortization of prior service cost (credit)	15	10
Expected return on plan assets	(282)	(329)
Interest cost	178	166
Remeasurement gain, net	(96)	0
Other components	(185)	(153)
Total	(124)	(81)
Pension | Cost of services
Defined Benefit Plan Disclosure [Line Items]
Service cost	50	58
Pension | Selling, general and administrative expense
Defined Benefit Plan Disclosure [Line Items]
Service cost	11	14
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	24	32
Amortization of prior service cost (credit)	(243)	(244)
Expected return on plan assets	(9)	(11)
Interest cost	157	153
Remeasurement gain, net	0	0
Other components	(95)	(102)
Total	(71)	(70)
Health Care and Life | Cost of services
Defined Benefit Plan Disclosure [Line Items]
Service cost	20	26
Health Care and Life | Selling, general and administrative expense
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4	$ 6